Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents
Cash and cash equivalents

5.Cash and cash equivalents

The Company’s cash and cash equivalents consist of cash held of $5,178,223 (2021 - $18,851,244) and redeemable interest-bearing deposits with the Company’s bank totaling $8,947,299 (2021 - $nil). The current annual interest rate earned on these deposits is 3.90% (2021 - 0%).